RELATED PARTY TRANSACTIONS - Other Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		$ 2,220,000	$ 803,000	$ 39,615,000
Amount due from (to) related party	$ 3,484,000	3,484,000	2,048,000
Vessel operating expenses		(120,325,000)	(108,926,000)	(121,290,000)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)		(10,774,000)	(12,634,000)	(38,841,000)
The Cool Pool
Related Party Transaction [Line Items]
Time and voyage charter revenues				43,332,000
Vessel operating expenses				(8,092,000)
ECGS
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		1,482,000	0	0
Avenir LNG Limited (“Avenir”)
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		468,000	980,000	0
Amount due from (to) related party	3,225,000	3,225,000	980,000
Borr Drilling
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		348,000	384,000	542,000
Amount due from (to) related party	149,000	149,000	936,000
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		111,000	45,000	265,000
Amount due from (to) related party	29,000	29,000	51,000
Magni Partners
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		(189,000)	(606,000)	(858,000)
Amount due from (to) related party	81,000	81,000	81,000
The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party		0	0	39,666,000
The Cool Pool | The Cool Pool
Related Party Transaction [Line Items]
Net income (expense from transactions with related party				39,666,000
Avenir LNG | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation		500,000	$ 1,000,000	$ 0
Avenir LNG | Other
Related Party Transaction [Line Items]
Interest receivable	15,300	15,300
Commitment fee receivable	12,300	$ 12,300
Avenir LNG | Loan To Related Party
Related Party Transaction [Line Items]
Proceeds from short-term credit facility with Golar Partners	$ 1,800,000
Related party transaction, rate		5.00%
Loan to related party					$ 5,300,000